RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Company's related parties include its subsidiaries and key management personnel. Key management personnel include the executive leadership team and members of the Board of Directors. Compensation for key management personnel during the years ended December 31, 2023 and December 31, 2022 were as follows:

	Year ended December 31,
	2023	2022
Salaries, directors' fees and other short-term benefits	$3,368	$3,573
Share-based payments	638	2,342
Total key management personnel compensation	$4,006	$5,915

On February 22, 2023, certain directors and/or officers of the Company subscribed for $0.23 million in principal amount of Convertible Debentures of the Company, as further described in Note 5 of these Financial Statements.

On August 1, 2023, certain directors and/or officers of the Company subscribed for C$0.5 million in common shares and a related party subscribed for C$2.7 million in common shares of the Company, as further described in Note 5 of these Financial Statements.

On February 21, 2024, Certain directors and/or officers of the Company subscribed for C$0.3 million in common shares of the Company, as further described in Note 5 of these Financial Statements.